Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Statutory reserves [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Total
Beginning balance, number of shares (in shares) at Dec. 31, 2012	105,784
Beginning balance, amount at Dec. 31, 2012	$ 1,058	$ 88,626	$ 0	$ 9,351	$ 470,717	$ 38,133	$ 0	$ 607,885
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares (in shares)	1,071
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount	$ 11	(11)	0	0	0	0	0	0
Share-based compensation	0	1,117	0	0	0	0	0	1,117
Share-based compensation allocated from Sohu	0	77	0	0	0	0	0	77
Foreign currency translation adjustment	0	0	0	0	0	33,600	0	33,600
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	268,642	0	0	268,642
Appropriation for statutory reserves	0	0	0	16	(16)	0	0	0
Gain from acquisition of minority interest in 7Road	0	2,409	0	0	0	0	0	2,409
Transaction costs for acquisition of minority interest in 7Road	0	(152)	0	0	0	0	0	(152)
Repurchase of common stock	0	0	(17,240)	0	0	0	0	(17,240)
Acquisition of majority interest in RaidCall	$ 0	0	0	0	0	0	17,178	17,178
Ending balance, number of shares (in shares) at Dec. 31, 2013	106,855
Ending balance, amount at Dec. 31, 2013	$ 1,069	92,066	(17,240)	9,367	739,343	71,733	17,178	913,516
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares (in shares)	70
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount	$ 1	(1)	0	0	0	0	0	0
Share-based compensation	0	3,912	0	0	0	0	138	4,050
Share-based compensation allocated from Sohu	0	27	0	0	0	0	0	27
Foreign currency translation adjustment	0	0	0	0	0	(2,949)	0	(2,949)
Unrealized gain on available-for-sale securities, net	0	0	0	0	0	18	0	18
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	(3,381)	0	(17,778)	(21,159)
Acquisition of MoboTap	0	0	0	0	0	0	53,424	53,424
Disposal of a subsidiary	0	0	0	0	0	0	(652)	(652)
Repurchase of common stock	$ 0	0	(3,577)	0	0	0	0	(3,577)
Ending balance, number of shares (in shares) at Dec. 31, 2014	106,925
Ending balance, amount at Dec. 31, 2014	$ 1,070	96,004	(20,817)	9,367	735,962	68,802	52,310	942,698
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares (in shares)	144
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount	$ 1	(1)	0	0	0	0	0	0
Share-based compensation	0	15,044	0	0	0	0	30	15,074
Foreign currency translation adjustment	0	0	0	0	0	(74,885)	(19)	(74,904)
Disposal of available-for-sale securities, net	0	0	0	0	0	(18)	0	(18)
Net income/(loss) attributable to Changyou.com Limited and non-controlling interest shareholders	0	0	0	0	212,784	0	(22,157)	190,627
Changes in statutory reserve	0	0	0	(2,621)	2,621	0	0	0
Non-controlling interest recognized in domestic company	0	0	0	0	0	0	278	278
Repurchase of common stock	0	0	(14,506)	0	0	0	0	(14,506)
Change in majority interest in RaidCall	$ 0	672	0	0	0	0	(672)	0
Ending balance, number of shares (in shares) at Dec. 31, 2015	107,069
Ending balance, amount at Dec. 31, 2015	$ 1,071	$ 111,719	$ (35,323)	$ 6,746	$ 951,367	$ (6,101)	$ 29,770	$ 1,059,249